Loans and borrowings	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Loans and borrowings	Loans and borrowings
The repayment profile of the syndicated and other loans held by the Company is as follows:

	December 31, 2025	December 31, 2024
	€m	€m
Current liabilities
Syndicated loans	5.3	7.1
Lease liabilities	28.6	26.0
Less capitalized debt discounts and borrowing costs to be amortized within 1 year	(1.3)	(7.1)
Total due in less than one year	32.6	26.0
Non-current liabilities
Syndicated loans	1,402.8	1,308.9
2028 fixed rate senior secured notes	800.0	800.0
Lease liabilities	60.7	68.1
Less capitalized debt discounts and borrowing costs to be amortized in 2-5 years	(4.3)	(25.6)
Less capitalized debt discounts and borrowing costs to be amortized in more than 5 years	(0.6)	—
Total due after more than one year	2,258.6	2,151.4
	2,291.2	2,177.4
As of December 31, 2025, syndicated loans includes a USD Term Loan of $620.0 million (€527.9 million) and a EUR Term Loan of €880.0 million (together, the senior loan facilities) repayable in November 2032.The USD Term Loan requires an annual amortization repayment, equivalent to 1.0% of the loan value as at the refinancing date or $6.2 million (€5.3 million) in October each year until maturity. The EUR Term Loan is repayable only upon maturity.
As of December 31, 2024, syndicated loans included a USD Term Loan B of $686.1 million (€662.6 million) and a EUR Term Loan B of €130.0 million, both repayable in November 2029, as well as a further EUR Term Loan of €553.2 million repayable in June 2028. These loans were subject to a refinancing on November 10, 2025 as set out below. Prior to the refinancing, the USD Term Loan B required an annual amortization repayment, equivalent to 1.0% of the outstanding loan value post the previous repricing or $6.9 million (€6.7 million) in October each year until maturity. The EUR Term Loan B was repayable only upon maturity.
The Company through its indirect, wholly-owned subsidiary, Nomad Foods Bondco Plc, holds an aggregate principal amount of €800.0 million senior secured notes (the Notes) of 2.5% due June 2028. Interest on the Notes is payable semi-annually in arrears on January 15 and July 15 each year. The Notes are guaranteed on a senior basis by the Company and certain subsidiaries thereof.
Changes to loans and borrowings
On September 22, 2023 the Company completed a repricing of its USD Term Loan B, which at the time had principal outstanding of $700.0 million. The repricing reduced the interest rate from SOFR plus 3.75% to SOFR plus 3.0%. There was no change to the maturity of the Term Loan as a result of this repricing. The repricing represented a modification of a financial liability, such that a modification gain of €17.2 million was recognized, representing the difference between the remaining original contractual cash flows and the modified cash flows, both discounted at the original effective interest rate. Eligible transaction costs associated with the modification of €2.4 million were capitalized and amortized over the remaining loan term. The carrying amount of the loan is revised to reflect the new cash outflows at the date of modification.
On February 2, 2024, the Company completed a repricing of its EUR Term Loan B, which at the time had principal outstanding of €130.0 million. The margin on the EUR Term Loan B was reduced by 75 basis points to EURIBOR plus 2.75%. There were no changes to the maturity of the EUR Term Loan B as a result of this repricing. The repricing represented a modification of a financial liability, such that a net modification gain of €4.1 million was recognized, representing the difference between the remaining original contractual cash flows and the modified cash flows, both discounted at the original effective interest rate. On April 10, 2024, the Company's interest rate swaps which hedged the interest rate exposure on this EUR Term Loan B, were amended to align more closely with the amended cash flows of this loan.
On May 7, 2024, the Company completed a second repricing of its USD Term Loan B, which at the time had principal outstanding of $693.0 million. Following the closing, the margin on this loan, was reduced by 50 basis points to SOFR plus 2.5% effective from May 7, 2024. There was no change to the maturity of this loan. The repricing represented a modification of a financial liability, such that a net modification gain of €10.3 million was recognized, representing the difference between the remaining original contractual cash flows and the modified cash flows, both discounted at the original effective interest rate. Eligible transaction costs associated with the modification of €1.8 million were capitalized and amortized over the remaining loan term. Cross currency interest rate swaps which hedged the currency and interest rate exposure of this loan, were also amended on the same date to align more closely with the change.
On November 10, 2025, the Company completed a refinancing of its syndicated loans. The USD Term Loan B with principal outstanding of $679.1 million due 2029, was repaid and replaced by a new USD Term Loan of $620.0 million due 2032. Interest of SOFR rate plus 2.5%. The EUR Term Loan facilities of €553.2 million due 2028 and €130.0 million, due 2029 and bearing interest at EURIBOR plus 2.5% and 2.75% respectively, were repaid and replaced by a new EUR Term Loan of €880.0 million bearing interest at EURIBOR plus 2.5%, due 2032.
Management concluded that the refinancing is an extinguishment of the pre-existing syndicated loans. As a result, unrealized gains on previous modifications of €23.8 million included in the carrying value of the loans as well as capitalized debt discounts and borrowing costs of €25.1 million, have been expensed in addition to other transaction costs. The new term loans were issued at a discount of €3.5 million, which, together with eligible transactional expenses incurred on the new senior loan facilities of €1.2 million have been capitalized and will be amortized over the remaining loan term.
Concurrent to the refinancing, derivatives which hedged the currency and interest rate exposure of the Company's pre-existing senior loan facilities were amended to align to the amounts and terms of the new senior loan facilities, realizing a one-off loss of €5.6 million as detailed in Note 29. The total expense of €75.9 million has been recognized as a consequence of the refinancing activity as detailed in Note 10.
Revolving credit facility
The Company has a revolving credit facility of €175.0 million (the "Revolving Credit Facility") which is due May 2032, although this date will be shortened to December 2027 if the Senior Secured Notes are not extended at least six months before their due date in due June 2028. The Revolving Credit Facility attracts a margin of 2.25% per annum, that may be adjusted subject to a leverage ratchet. The Revolving Credit Facility may be utilized to support working capital requirements, including letters of credit and bank guarantees. The structure of the Revolving Credit Facility includes a pricing structure linked to environmental impact metrics during the life of the facility, this covers areas of sourcing, packaging and carbon emissions. In addition to the Revolving Credit Facility, the Company also has an aggregate of €4.0 million (December 31, 2024: €12.3 million) available through other revolving credit facilities. As at December 31, 2025, €2.9 million (December 31, 2024: €1.8 million) of the revolving credit facilities have been utilized for issuance of letters of credit and bank guarantees.
Guarantees and secured assets
The senior loans, Senior Secured Notes and any drawn balances of the Revolving Credit Facility are secured with equal ranking against assets of the Company and specified subsidiaries.
The Senior Facility Agreement that governs the Company’s senior loan facilities, establishes security over the assets of the “Guarantor Group”. The Guarantor Group consists of those companies that individually have more than 5% of consolidated total assets or EBITDA (subject to the terms of the Senior Facilities Agreement) of the Company and in total comprise more than 80% of consolidated total assets or EBITDA at any testing date.
In connection with its pension scheme, Findus Sverige AB, a 100% owned subsidiary, is required to obtain credit insurance with PRI Pensionsgaranti (“PRI”), a credit insurance company that provides insurance annually against the risk of a sponsoring company’s insolvency. In connection with such credit insurance, as at December 31, 2025 Findus Sverige AB has granted floating charges over certain assets in favor of PRI in an amount of SEK 300 million (€27.7 million) (December 31, 2024: SEK 300 million (€26.2 million)) and Nomad Foods Limited has issued a parent guarantee to PRI which will not exceed SEK 640 million (€59.2 million) (December 31, 2024: SEK 640 million (€55.8 million))